INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2014
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.                                      INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2013	2014

Domain names	$2,057,235	$2,077,796
Copyrights	1,648,532	1,648,532
Partnership agreement	349,783	349,783
Trade name	262,360	1,034,312
Student base	221,082	221,082
Non-compete agreement	17,012	49,846
Education license	4,509	4,509
Customer relationship	—	426,839
Total cost of intangible assets	4,560,513	5,812,699
Less: accumulated amortization	(2,927,687)	(3,389,169)
Add: foreign exchange difference	91,618	112,063
	$1,724,444	$2,535,593

Domain names and copyrights were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions.

The Group recorded amortization expense of $490,883, $343,578, and $461,482 for the years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are $645,187, $597,523, $546,210, $224,781, $143,369, respectively.